Grant Revenue - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2009	Sep. 30, 2015	Dec. 31, 2013
Government Grant [Line Items]
Grants awarded from state of Ohio		$ 240,000	$ 894,000
State of Ohio | ViewRay
Government Grant [Line Items]
Grants awarded from state of Ohio	$ 2,800,000
State of Ohio | Maximum
Government Grant [Line Items]
Grants awarded from state of Ohio	$ 5,000,000